FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds due 2014 and 2017. From a financial perspective, these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are Nordea Bank Finland Plc, HSH Nordbank AG, ABN AMRO Bank N.V., BNP Paribas, Bank of Scotland plc, NIBC Bank N.V., Scotiabank Europe Plc, DNB Bank ASA, Skandinaviska Enskilda Banken AB (publ), ING Bank N.V., Lloyds TSB Bank Plc, Credit Agricole Corporate and Investment Bank, Danske Bank A/S and Swedbank AB (publ). Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered remote as the counterparties are all banks which have provided the Company with loans to which the swaps relate.
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2013	December 31, 2012
Designated derivative instruments - Assets:
Interest rate swaps	6,280	4
Cross currency interest rate swaps	—	3,275
Non-designated derivative instruments - Assets:
Interest rate swaps	6,235	—
Cross currency interest rate swaps	—	132
	12,515	3,411

(in thousands of $)	June 30, 2013	December 31, 2012
Designated derivative instruments - Liabilities:
Interest rate swaps	56,774	84,044
Cross currency interest rate swaps	12,597	411
Non-designated derivative instruments - Liabilities:
Interest rate swaps	2,103	1,426
Cross currency interest rate swaps	77	—
	71,551	85,881

Interest rate risk management
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At June 30, 2013, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

(in thousands of $)
Notional Principal as at June 30, 2013	Inception date	Maturity date	Fixed interest rate

$258,421 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$78,163(reducing to $69,713)	September 2012	September 2014	4.85%
$38,223 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$43,910 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$65,479 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$76,136 (equivalent to NOK450 million)	October 2010	April 2014	5.32%	*
$174,813 (reducing to $153,804)	April 2012	May 2019	3.67% - 3.77%
$87,400 (reducing to $79,733)	May 2012	August 2022	1.76% - 1.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*
$50,983 (reducing to $32,142)	February 2013	October 2017	0.81% - 0.82%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%

* These swaps relate to the NOK500 million and NOK600 million senior unsecured bonds due 2014 and 2017 respectively, and the fixed interest rates paid are exchanged for the NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

As at June 30, 2013, the total notional principal amount subject to such swap agreements was $1,179.0 million (December 31, 2012: $1,033.0 million).
Foreign currency risk management
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014 and the NOK600 million senior unsecured bonds due 2017.

Principal Receivable	Principal Payable		Inception date	Maturity date
NOK450 million	$76.1	million	October 2010	April 2014
NOK600 million	$105.4	million	October 2012	October 2017

Apart from the NOK500 million and NOK600 million senior unsecured bonds due 2014 and 2017, respectively, the majority of the Company’s transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company’s cash flows, financial condition and results of operations.
Fair Values
The carrying value and estimated fair value of the Company’s financial assets and liabilities at June 30, 2013 and December 31, 2012 are as follows:

	June 30, 2013	June 30, 2013	December 31, 2012	December 31, 2012
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available for sale securities	66,690	66,690	55,661	55,661
Floating rate NOK bonds due 2014	71,841	72,007	78,505	78,891
Floating rate NOK bonds due 2017	98,750	98,261	107,910	106,902
8.5% Senior Notes due 2013	—	—	247,766	248,542
3.75% unsecured convertible bonds due 2016	125,000	123,110	125,000	118,513
3.25% unsecured convertible bonds due 2018	350,000	335,360	—	—
Derivatives:
Interest rate/ currency swap contracts - short-term and long-term receivables	12,515	12,515	3,411	3,411
Interest rate/ currency swap contracts - short-term and long-term payables	71,551	71,551	85,881	85,881

The above payables relating to interest rate / currency swap contracts at June 30, 2013, include $2.2 million which relates to non-designated swap contracts (December 31, 2012: $1.4 million), with the balance relating to designated hedging instruments. Similarly, the above receivables relating to interest rate / currency swap contracts at June 30, 2013, include $6.2 million (December 31, 2012: $0.1 million) which relates to non-designated swap contracts, with the balance relating to designated hedges.
In accordance with the accounting policy relating to interest rate and currency swaps (see Note 1 “Derivatives – Interest rate and currency swaps”), where the Company has designated the swap as a hedge, and to the extent that the hedge is effective, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps and the ineffective portion of swaps designated as hedges are recognized in the Consolidated Statement of Operations.

The above fair values of financial assets and liabilities as at June 30, 2013, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	66,690	47,585		19,105
Interest rate/ currency swap contracts - long-term receivables	12,515		12,515
Total assets	79,205	47,585	12,515	19,105
Liabilities:
Floating rate NOK bonds due 2014	72,007	72,007
Floating rate NOK bonds due 2017	98,261	98,261
3.75% unsecured convertible bonds due 2016	123,110	123,110
3.25% unsecured convertible bonds due 2018	335,360	335,360
Interest rate swap contracts - short-term and long-term payables	71,551		71,551
Total liabilities	700,289	628,738	71,551	—

FASB ASC Topic 820 “Fair Value Measurement and Disclosures” emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).
Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.
Listed available for sale securities are recorded at fair value, being their market value as at the balance sheet date. The fair value of unlisted available for sale securities, which at June 30, 2013, comprise unlisted corporate bonds, is a Level 3 input and is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market.

The estimated fair values for the 8.5% fixed rate Senior Notes, the floating rate NOK bonds due 2014 and 2017, the 3.75% and the 3.25% unsecured convertible bonds due 2016 and 2018 respectively, are all based on their quoted market prices as at the balance sheet date.
The fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR/NIBOR interest rates as at June 30, 2013.
Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Danske Bank and Nordea. However, the Company believes this risk is remote.
Since the Company was spun-off from Frontline in 2004, Frontline has accounted for a major proportion of our consolidated operating revenues. In the six months ended June 30, 2013, Frontline accounted for approximately 41% of our consolidated operating revenues (for the six months ended June 30, 2012: 55%, for the year ended December 31, 2012: 54%). There is thus a concentration of revenue risk with Frontline. The consolidated operating revenues for the six months ended June 30, 2013, does not include the operating revenues of $64.3 million (for the six months ended June 30, 2012: $76.4 million, for the year ended December 31, 2012: $146.3 million) reported by our subsidiaries accounted for using the equity method, none of which were earned from Frontline.